SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of derivative liabilities	$ 812,349	$ 3,156,582	$ 922,509
Warrant [Member]
Potentially dilutive securities, outstanding	15,800,319	23,805,027
Three Convertible Notes [Member]
Potentially dilutive securities, outstanding	1,747,064,356	1,948,265,842